Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
United states and Canada [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area [Line Items]
Total revenues	$ 15,013	$ 5,768	$ 2,078
Europe [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area [Line Items]
Total revenues	628	369	240
Total [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area [Line Items]
Total revenues	$ 15,641	$ 6,137	$ 2,318